Capital Stock (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 29, 2023	Dec. 28, 2023
Common Stock [Line Items]
Shares issued	2,029	16,987,064
Common stock par value (in Dollars per share)		$ 0.0001
Preferred stock		20,000,000				10,000,000
Preferred stock par value (in Dollars per share)						$ 0.0001
Exchange ratio		0.0284%
Vote per share		one	one
Exchange shares		9,192,377
Conversion share		9,192,377
Interest amount (in Dollars)			$ 110,714	$ 64,844
Cash consideration (in Dollars)		$ 5,000,000
Shares issued price (in Dollars per share)	$ 29.56	$ 3.7
Legal and professional fees (in Dollars)	$ 60,000
Common Stock [Member]
Common Stock [Line Items]
Shares issued		27,327,481
Shares of common stock		1,071,506			19,999,407	250,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock [Member]
Common Stock [Line Items]
Shares of common stock		112,660,583
Exchange shares		16,987,064
Capital Unit, Class B [Member]
Common Stock [Line Items]
Interest amount (in Dollars)		$ 10,715,068
Zoom care [Member]
Common Stock [Line Items]
Shares issued			220,000,000			220,000,000
Authorized share						260,000,000
Shares of common stock		3,617,333
Exchange ratio		0.0284%
Mohan Ananda [Member]
Common Stock [Line Items]
Shares of common stock		1,666,666